Chapter 11- Schedule of Fresh-Start Adjustments (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Feb. 23, 2022
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise			$ 0		$ 0	$ 0
Fresh-start valuation adjustments			0		0	0
Loss on deconsolidation of Paratus Energy Services			0		0	0
Advisory and professional fees			0		(9)	0
Gain on write-off of related party payables			0		0	0
Expense of predecessor Directors & Officers insurance policy			0		0	0
Remeasurement of terminated lease to allowed claim			0		0	0
Interest income on surplus cash			0		0	0
Total reorganization items, net		$ 3,651	0	$ (5)	(9)	0
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	$ (152)		67			67	$ 84		$ 64
Fair value of retained 35% interest in Paratus Energy Services Ltd	56
Reclassification of NSNCo accumulated other comprehensive losses to income on disposal	(16)
Loss on deconsolidation of Paratus Energy Services Ltd	$ (112)
Continuing operations
Reorganization, Chapter 11 [Line Items]
Total reorganization items, net		3,683	0	(5)	(9)	0
Discontinued operations
Reorganization, Chapter 11 [Line Items]
Total reorganization items, net		(32)	$ 0	0	$ 0	$ 0
Paratus Energy Services
Reorganization, Chapter 11 [Line Items]
Ownership interest (as percent)	35.00%		35.00%			35.00%		35.00%
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022			$ 0			$ 0	$ 31
NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent	65.00%
Reorganization, chapter 11, predecessor, before adjustment
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise		3,581		0
Fresh-start valuation adjustments		242		0
Loss on deconsolidation of Paratus Energy Services		(112)		0
Advisory and professional fees		(44)		(5)
Gain on write-off of related party payables		0		0
Expense of predecessor Directors & Officers insurance policy		(17)		0
Remeasurement of terminated lease to allowed claim		0		0
Interest income on surplus cash		1		$ 0
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022		$ 81